Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock, At Cost [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2009	$ 511	$ 191,941	$ (18,082)	$ 935	$ (25,832)	$ 149,473
Balance, shares at Dec. 31, 2009	18,916,601
Issuance of shares upon exercise of stock options	41	21,159				21,200
Issuance of shares upon exercise of stock options, shares	1,543,972
Stock based compensation		5,493				5,493
Other comprehensive income (loss), net of tax				(810)		(810)
Net income					9,634	9,634
Balance at Dec. 31, 2010	552	218,593	(18,082)	125	(16,198)	184,990
Balance, shares at Dec. 31, 2010	20,460,573
Issuance of shares upon exercise of stock options	22	8,512				8,534
Issuance of shares upon exercise of stock options, shares	789,727
Stock based compensation		5,458				5,458
Tax benefit related to exercise of stock options		790				790
Other comprehensive income (loss), net of tax				(1,788)		(1,788)
Net income					21,337	21,337
Balance at Dec. 31, 2011	574	233,353	(18,082)	(1,663)	5,139	219,321
Balance, shares at Dec. 31, 2011	21,250,300					21,250,300
Issuance of shares upon exercise of stock options	25	10,631				10,656
Issuance of shares upon exercise of stock options, shares	935,152					935,152
Stock based compensation		5,383				5,383
Tax benefit related to exercise of stock options		372				372
Other comprehensive income (loss), net of tax				3,741		3,741
Net income					31,757	31,757
Balance at Dec. 31, 2012	$ 599	$ 249,739	$ (18,082)	$ 2,078	$ 36,896	$ 271,230
Balance, shares at Dec. 31, 2012	22,185,452					22,185,452